COLUMBIA ACORN TRUST
                        227 W. MONROE STREET, SUITE 3000
                                CHICAGO, IL 60602





                                   May 3, 2006

BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Ladies and Gentlemen:


                              Columbia Acorn Trust
                        1933 Act Registration No. 2-34223
                       1940 Act Registration No. 811-1829

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Columbia Acorn Trust (the "Trust") certifies that:

     a. the form of prospectuses and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

     b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on May 1, 2006.

                                           Very truly yours,

                                           COLUMBIA ACORN TRUST



                                           By: /s/ Bruce H. Lauer
                                               --------------------------------
                                               Bruce H. Lauer, Vice President,
                                               Secretary and Treasurer